[INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116]




VIA EDGAR



March 4, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:     Julius Baer Investment Funds (the "Trust")
        1933 Act File No. 33-47507
        1940 Act File No. 811-6652

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses with respect to the above referenced Trust, dated February 28, 2003, do not differ from that contained in Post-Effective Amendment ("PEA") No.22, the most recent amendment to the Trust's Registration Statement, on Form N-1A. The text of PEA No. 22 was filed electronically, via EDGAR, on February 28, 2003.

Please direct any comments to the undersigned at 617-937-7803.

Sincerely,

/s/ Chrystie Boucree Ritter
---------------------------
Chrystie Boucree Ritter
Associate Counsel